Provisions - Schedule of Changes in Provisions for Onerous Contracts (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Less current portion	$ 86	$ 92
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	371
Utilization of provisions	(16)
Change in the provisions	19
Impact of foreign exchange rate changes	(16)
Ending balance	358
Less current portion	86
Non-current portion	$ 272